UNITEDSTATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  09/30/2010

Check here if Amendment [  ]; Amendment Number:
   This Amendment (Check only one.):	[  ] is a restatement.
							[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		LaFleur & Godfrey, Inc.
Address:	2900 Charlevoix Drive
		Grand Rapids, MI  49546

Form 13F File Number:	28-12331

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Daniel VanTimmeren
Title:		Vice-President
Phone:		616-942-1580

Signature, Place, and Date of Signing:

		Daniel VanTimmeren	Grand Rapids, Michigan	11/22/2010

Report Type (Check only one.):

[x]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting

	manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101     6797    78391 SH       Sole                    78391
ALCON INC COM SHS              COM              H01301102     3852    23095 SH       Sole                    23095
APACHE CORP                    COM              037411105    14689   150252 SH       Sole                   150252
BANNER CORP COM                COM              06652V109       38    17500 SH       Sole                    17500
BARRICK GOLD CORP              COM              067901108    22055   476454 SH       Sole                   476454
BHP BILLITON LTD SPONSORED ADR COM              088606108     3142    41172 SH       Sole                    41172
C.H. ROBINSON WORLDWIDE INC    COM              12541W209     5141    73520 SH       Sole                    73520
CATERPILLAR INC                COM              149123101      288     3659 SH       Sole                     3659
CHEVRONTEXACO CORP             COM              166764100     2961    36537 SH       Sole                    36537
CHURCH & DWIGHT INC COM        COM              171340102     4960    76385 SH       Sole                    76385
CISCO SYSTEMS INC              COM              17275R102    15801   721520 SH       Sole                   721520
CONOCOPHILLIPS                 COM              20825C104    23841   415131 SH       Sole                   415131
COPART INC COM                 COM              217204106     4962   150515 SH       Sole                   150515
DENTSPLY INTL INC NEW          COM              249030107     4127   129095 SH       Sole                   129095
ECOLAB INC COM                 COM              278865100     4960    97760 SH       Sole                    97760
EMERSON ELECTRIC CO            COM              291011104     8879   168618 SH       Sole                   168618
EXPRESS SCRIPTS                COM              302182100      668    13710 SH       Sole                    13710
EXXON  MOBIL CORP              COM              30231G102      245     3961 SH       Sole                     3961
FLIR SYSTEMS INC               COM              302445101     4899   190625 SH       Sole                   190625
FLUOR CORP NEW COM             COM              343412102     2076    41920 SH       Sole                    41920
GEN-PROBE INC NEW COM          COM              36866T103     6951   143447 SH       Sole                   143447
GENTEX CORP                    COM              371901109    11826   605680 SH       Sole                   605680
HARRIS CORP                    COM              413875105     5891   133018 SH       Sole                   133018
HOLOGIC INC COM                COM              436440101     1851   115622 SH       Sole                   115622
INTUITIVE SURGICAL INC         COM              46120E602     4962    17487 SH       Sole                    17487
JOHNSON & JOHNSON              COM              478160104     5327    85976 SH       Sole                    85976
K12 INC COM                    COM              48273U102      989    34060 SH       Sole                    34060
LKQ CORP COM                   COM              501889208     2962   142382 SH       Sole                   142382
MCAFEE INC COM                 COM              579064106      603    12765 SH       Sole                    12765
MEDTRONIC INC                  COM              585055106     4193   124875 SH       Sole                   124875
MICROSOFT CORP                 COM              594918104     3256   132942 SH       Sole                   132942
MONSANTO CO NEW                COM              61166W101     3140    65502 SH       Sole                    65502
NEWMONT MINING CORP            COM              651639106    18803   299365 SH       Sole                   299365
NORTHERN TRUST CORP            COM              665859104      289     6000 SH       Sole                     6000
NUVASIVE INC                   COM              670704105      537    15275 SH       Sole                    15275
PAYCHEX INC                    COM              704326107     3476   126460 SH       Sole                   126460
PEPSICO INC                    COM              713448108     4674    70353 SH       Sole                    70353
PERRIGO CO                     COM              714290103     7936   123580 SH       Sole                   123580
PROCTER & GAMBLE CO            COM              742718109     7030   117220 SH       Sole                   117220
R.H. DONNELLEY CORP            COM              74955W307        0    12000 SH       Sole                    12000
RESMED INC COM                 COM              761152107     8366   254990 SH       Sole                   254990
ROBERT HALF INTL INC           COM              770323103     5466   210224 SH       Sole                   210224
ROYAL BK CDA MONTREAL COM      COM              780087102     5771   110704 SH       Sole                   110704
SOUTHWESTERN ENERGY CO COM     COM              845467109     5866   175405 SH       Sole                   175405
ST JUDE MEDICAL INC            COM              790849103      252     6400 SH       Sole                     6400
STERICYCLE INC COM             COM              858912108     4516    64990 SH       Sole                    64990
STRYKER CORP                   COM              863667101     6307   126013 SH       Sole                   126013
TELEFLEX INC                   COM              879369106     4189    73780 SH       Sole                    73780
VARIAN MED SYS INC COM         COM              92220p105    21245   351162 SH       Sole                   351162
WABTEC CORP COM                COM              929740108     1266    26488 SH       Sole                    26488
WOODWARD GOVERNOR CO           COM              980745103     6763   208596 SH       Sole                   208596
SPDR GOLD TRUST                                 78463V107     2553    19960 SH       Sole                    19960

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	52

Form 13F Information Value Total:	301638 (x$1000)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.



NONE